Real Estate Assets (Geographic Locations of Real Estate Properties Owned) (Detail)	6 Months Ended
Jun. 30, 2017 USD ($) ft² Property
NetREIT, Inc. Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property	22
Aggregate Square Feet | ft²	1,697,026
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 21,579,797
Approximate of Aggregate % Annual Rent	100.00%
NetREIT, Inc. Properties [Member] | California [Member]
Real Estate Properties [Line Items]
Number of properties | Property	7
Aggregate Square Feet | ft²	422,687
Approximate % of Square Feet	24.90%
Current Base Annual Rent | $	$ 5,685,960
Approximate of Aggregate % Annual Rent	26.30%
NetREIT, Inc. Properties [Member] | Colorado [Member]
Real Estate Properties [Line Items]
Number of properties | Property	11
Aggregate Square Feet | ft²	872,878
Approximate % of Square Feet	51.40%
Current Base Annual Rent | $	$ 12,330,663
Approximate of Aggregate % Annual Rent	57.10%
NetREIT, Inc. Properties [Member] | North Dakota [Member]
Real Estate Properties [Line Items]
Number of properties | Property	4
Aggregate Square Feet | ft²	401,461
Approximate % of Square Feet	23.70%
Current Base Annual Rent | $	$ 3,563,174
Approximate of Aggregate % Annual Rent	16.50%
Model Home Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property	129
Aggregate Square Feet | ft²	368,060
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 3,493,440
Approximate of Aggregate % Annual Rent	100.00%
Model Home Properties [Member] | Arizona [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	4,618
Approximate % of Square Feet	1.30%
Current Base Annual Rent | $	$ 50,220
Approximate of Aggregate % Annual Rent	1.40%
Model Home Properties [Member] | California [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	4,563
Approximate % of Square Feet	1.20%
Current Base Annual Rent | $	$ 42,456
Approximate of Aggregate % Annual Rent	1.20%
Model Home Properties [Member] | Florida [Member]
Real Estate Properties [Line Items]
Number of properties | Property	34
Aggregate Square Feet | ft²	82,995
Approximate % of Square Feet	22.50%
Current Base Annual Rent | $	$ 897,660
Approximate of Aggregate % Annual Rent	25.70%
Model Home Properties [Member] | Illinois [Member]
Real Estate Properties [Line Items]
Number of properties | Property	3
Aggregate Square Feet | ft²	8,941
Approximate % of Square Feet	2.40%
Current Base Annual Rent | $	$ 98,004
Approximate of Aggregate % Annual Rent	2.80%
Model Home Properties [Member] | New Jersey [Member]
Real Estate Properties [Line Items]
Number of properties | Property	4
Aggregate Square Feet | ft²	10,379
Approximate % of Square Feet	2.80%
Current Base Annual Rent | $	$ 101,820
Approximate of Aggregate % Annual Rent	2.90%
Model Home Properties [Member] | North Carolina [Member]
Real Estate Properties [Line Items]
Number of properties | Property	4
Aggregate Square Feet | ft²	13,623
Approximate % of Square Feet	3.70%
Current Base Annual Rent | $	$ 144,540
Approximate of Aggregate % Annual Rent	4.10%
Model Home Properties [Member] | Pennsylvania [Member]
Real Estate Properties [Line Items]
Number of properties | Property	11
Aggregate Square Feet | ft²	30,989
Approximate % of Square Feet	8.40%
Current Base Annual Rent | $	$ 371,988
Approximate of Aggregate % Annual Rent	10.60%
Model Home Properties [Member] | South Carolina [Member]
Real Estate Properties [Line Items]
Number of properties | Property	3
Aggregate Square Feet | ft²	8,703
Approximate % of Square Feet	2.40%
Current Base Annual Rent | $	$ 93,864
Approximate of Aggregate % Annual Rent	2.70%
Model Home Properties [Member] | Texas [Member]
Real Estate Properties [Line Items]
Number of properties | Property	61
Aggregate Square Feet | ft²	188,315
Approximate % of Square Feet	51.20%
Current Base Annual Rent | $	$ 1,537,080
Approximate of Aggregate % Annual Rent	44.00%
Model Home Properties [Member] | Utah [Member]
Real Estate Properties [Line Items]
Number of properties | Property	3
Aggregate Square Feet | ft²	9,918
Approximate % of Square Feet	2.70%
Current Base Annual Rent | $	$ 99,816
Approximate of Aggregate % Annual Rent	2.90%
Model Home Properties [Member] | Wisconsin [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	5,016
Approximate % of Square Feet	1.40%
Current Base Annual Rent | $	$ 55,992
Approximate of Aggregate % Annual Rent	1.60%